Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Plant and equipment, net [Abstract]
Schedule of plant and equipment
	As of December 31,
	2021	2022
	USD	USD
Cost:
Office equipment and furniture	$492,985	$363,991
Transportation vehicles	62,066	57,373
Total cost	$555,051	$421,364
Less: Accumulated depreciation	(434,771)	(368,341)
Plant and equipment, net	$120,280	$53,023